Assets pledged as collateral	12 Months Ended
Dec. 31, 2023
Pledged Assets [Abstract]
Assets Pledged as Collateral
8. Assets Pledged as Collateral
8.1 Details of assets pledged as collateral as of December 31, 2022 and 2023, are as follows:

		December 31, 2022
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	KEB Hana Bank and others	￦	1,263,167	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		3,841,536	Repurchase agreements
	The Korea Securities Depository and others		7,063,541	Securities borrowing transactions
	The Bank of Korea		34,071	Borrowings from the Bank of Korea
	The Bank of Korea		236,832	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,131,217	Derivatives transactions

			12,307,197

Financial assets at fair value through other comprehensive income	MERITZ Securities Co., LTD. and others		5,625,270	Repurchase agreements
	The Korea Securities Depository and others		1,592,460	Securities borrowing transactions
	The Bank of Korea		5,495,686	Borrowings from the Bank of Korea
	The Bank of Korea		1,782,507	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,581,129	Derivatives transactions

			16,077,052

Securities measured at amortized cost	The Korea Securities Depository and others		2,307,499	Repurchase agreements
	The Bank of Korea		4,020,539	Borrowings from the Bank of Korea
	The Bank of Korea		5,047,277	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		327,684	Derivatives transactions
	Korea Exchange and others		391,429	Others

			12,094,428

Loans	Others		12,863,079	Covered bond and others
Real estate	LGIM COMMERCIAL LENDING Ltd. and others		834,003	Borrowings from bank and others

		￦	55,438,926

		December 31, 2023
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
		(In millions of Korean won)
Due from financial institutions	KEB Hana Bank and others	￦	822,407	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		10,150,629	Repurchase agreements
	The Korea Securities Depository and others		1,556,234	Securities borrowing transactions
	The Bank of Korea		266,576	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		3,200,511	Derivatives transactions

			15,173,950

Financial assets at fair value through other comprehensive income	The Bank of Korea and others		7,502,666	Repurchase agreements
	The Korea Securities Depository and others		167,879	Securities borrowing transactions
	The Bank of Korea		527,494	Borrowings from the Bank of Korea
	MUFG Bank and others		830,504	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		4,215,092	Derivatives transactions

			13,243,635

Securities measured at amortized cost	The Bank of Korea and others		625,003	Repurchase agreements
	The Bank of Korea		2,357,018	Borrowings from the Bank of Korea
	The Bank of Korea		6,746,440	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		344,432	Derivatives transactions
	The Bank of Korea and others		1,623,715	Others

			11,696,608

Loans	KEB Hana Bank and Others		13,733,820	Covered bond and others
Real estate	Capital LLC and others		628,619	Borrowings from bank and others

		￦	55,299,039

In addition, the Group provided ￦ 4,986,339 million and ￦ 7,916,155 million of debt securities among its borrowed securities and other assets held as collateral to Korea Securities Finance Corporation and others as collateral as of December 31, 2022 and 2023, respectively.

8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,344,424	￦	—	￦	3,344,424

	December 31, 2023
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,892,709	￦	—	￦	3,892,709